Accounts Receivable, Net - Provisions for Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net
Balance at Beginning of Period	$ (15,366)	$ (16,377)	$ (16,086)
Charges to Costs and Expenses	(1,831)	(541)	(999)
Amount Utilized	101	1,552	708
Balance at End of Period	$ (17,096)	$ (15,366)	$ (16,377)